Note 5 - Share Capital - Warrants Issued and Outstanding (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 22, 2023	Sep. 30, 2023	Dec. 02, 2022
Statement Line Items [Line Items]
Warrants outstanding (in shares)	361,765	916,815		1,047,520
Warrants outstanding, exercise price (in CAD per share)	$ 1.7	$ 3.1	$ 1.7	$ 21.12	$ 6.75
Warrants outstanding, remaining life (Year)	3 years 2 months 23 days	3 years 1 month 6 days
Warrants expiring December 22, 2028 [member]
Statement Line Items [Line Items]
Warrants outstanding (in shares)	361,765
Warrants outstanding, exercise price (in CAD per share)	$ 1.7
Warrants outstanding, remaining life (Year)	3 years 2 months 23 days